Due to related parties	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Due to related parties

NOTE 6 - DUE TO RELATED PARTIES

The Company has the following related parties:

Name of related party	Relationship
Tingting Chang	CEO, CFO, secretary and sole director
Edward Sin	Former CFO

The total amounts due to related parties were $54,938 and $12,600 as of December 31, 2018 and 2017, respectively, and are unsecured, interest-free and have no fixed repayment terms.

	December 31, 2017	December 31, 2018
To Tingting Chang	$12,600	$50,406
To Edward Sin	$—	$4,532
Total	$12,600	$54,938

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Due to related parties

Note 11 — Due to a director

The amount due to a director as of March 31, 2019 and 2018 was $41,673 and nil respectively.  The amount due to a director was unsecured, non-interest bearing and repayable on demand.